Warrants	12 Months Ended
Dec. 31, 2023
Warrants
Warrants

17. Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2023 and the year ended December 31, 2022 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,568,866	$0.63
Issued	21,011,038	2.31
Exercised	(2,185,366)	0.87
Expired	(7,000)	0.50
Outstanding, December 31, 2022	20,387,538	$2.33
Issued	7,402,726	1.88
Expired	(10,000)	2.17
Outstanding, December 31, 2023	27,780,264	$2.21

At December 31, 2023, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
4,341,088	2.25 CAD	March 15, 2024
676,788	2.25 CAD	March 16, 2024
590,909	2.25 CAD	March 17, 2024
2,122,825	2.25 CAD	March 18, 2024
4,286,351	2.25 CAD	March 24, 2024
530,600	2.25 CAD	March 28, 2024
12,529,690	2.50 CAD	June 29, 2025
300,288	1.55 CAD	June 29, 2025
300,000	2.50 CAD	April 20, 2025
2,101,726	0.30 CAD	November 28, 2025
27,780,265

As at December 31, 2023, the weighted average remaining contractual life of outstanding warrants is 0.95 years (December 31, 2022 – 1.71 years).

The Company had previously issued warrants in connection with private placements, or debt settlements where the exercise price of such warrants was denominated in USD. As such the warrants were classified as derivate liabilities. As at December 31, 2023, the fair value of the warrants were remeasured at $Nil as all the warrants had expired. The Company recognized a gain on the fair value change of $4,827 (2022 – loss of $686,504) for the year ended December 31, 2023.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

17.	Warrants (continued)

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827
Change in fair value of derivative	(4,827)
Balance, December 31, 2023	$-

The fair values for finder’s warrants granted during the year ended December 31, 2023 and the warrants granted during the year ended December 31, 2022, have been estimated using the Black-Scholes option pricing model using the following assumptions:

	2023	2022
Risk-free interest rate	3.77 – 4.43%	1.21 – 3.13%
Expected life (years)	2	2 – 3
Expected volatility	101 – 104%	154 – 182%
Dividend yield	0%	0%